Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 100,943	$ 77,187
Allowance for credit losses	(23,812)	(21,144)
Accounts receivable, net	$ 77,131	$ 56,043